SHARE-BASED COMPENSATION - Schedule of RSUs Activity (Details) - RSUs	12 Months Ended
Dec. 31, 2025 $ / shares shares
Number of RSUs
Outstanding at beginning of period (in shares) | shares	750,715
Vested (in shares) | shares	(299,609)
Forfeited (in shares) | shares	(190)
Outstanding at end of period (in shares) | shares	450,916
Weighted Average Grant Date Fair Value
Outstanding at beginning of period (in dollars per share) | $ / shares	$ 2.77
Vested (in dollars per share) | $ / shares	3.1
Forfeited (in dollars per share) | $ / shares	10.99
Outstanding at end of period (in dollars per share) | $ / shares	$ 2.54